GEOGRAPHICAL INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	CAD 884,392	CAD 1,526,194	CAD 1,352,472
Property, plant and equipment	1,186,273	2,653,065	2,441,354
Deferred income tax asset	516,085	297,312	412,887
Goodwill	657,831	624,390	609,975
Geographical component | Canada
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	369,559	689,135	676,502
Property, plant and equipment	435,604	1,028,436	1,081,259
Deferred income tax asset	157,356	104,752	169,853
Goodwill	451,121	451,121	451,121
Geographical component | U.S.
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	514,833	837,059	675,970
Property, plant and equipment	750,669	1,624,629	1,360,095
Deferred income tax asset	358,729	192,560	243,034
Goodwill	CAD 206,710	CAD 173,269	CAD 158,854